Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provisions

	2020	2019
At January 1	214	320
Additional provisions	180	42
Disposals	(38)	(60)
Unused amounts reversed through the income statement	(1)	(3)
Used during the year	(32)	(90)
Net exchange differences	(15)	5
At December 31	309	214
Current	253	137
Non-current	56	77